Provisions - Narrative (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Provisions [abstract]
Other provisions	SFr 34.3	SFr 36.6	SFr 28.2	SFr 17.1
Disclosure of Provisions [Line Items]
Other provisions	34.3	36.6	SFr 28.2	SFr 17.1
Other
Provisions [abstract]
Other provisions	8.9	5.9
Disclosure of Provisions [Line Items]
Other provisions	SFr 8.9	SFr 5.9